Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 Agreement Asset
Description of business and nature of operations [abstract]
Number of long-term purchase agreements | Agreement	23
Number of early deposit long-term purchase agreements | Agreement	3
Number of mining companies engaged in precious metal purchase agreements | Agreement	17
Number of currently operating mining assets	19
Number of mining assets under various stages of development	9
Number of countries operating mining assets	11
Number of mining assets placed in care and maintenance	2